Summary of Significant Accounting Policies (Details 3) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Abstract]
(Loss) income from continuing operations before income taxes	$ (590,067)	$ 177,497
Net (loss) from discontinued operations	(301,280)
Net income	$ (891,347)	$ 177,497	$ 262,752	$ 77,940
Weighted average number of shares used in computing basic and diluted net (loss) income per share:
Basic	10,104,849	5,300,000	5,313,661	5,300,000
Dilutive effect of stock options
Diluted	10,104,849	5,300,000	5,313,680	5,300,000
Net (loss) income per share Basic and diluted:
Basic			$ 0.049	$ 0.015
Diluted			$ 0.049	$ 0.015
Continuing operations	$ (0.058)	$ 0.034
Discontinued	$ (0.030)
Total	$ (0.088)	$ 0.034